General	6 Months Ended
Jun. 30, 2026
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Operations

Beamr Imaging Ltd. (the “Company” or “Beamr”) was incorporated in October 2009 under the laws of the State of Israel and it engages mainly in the development of technology for encoding, compressing and optimizing images and videos, while preserving quality and enabling AI-powered enhancements. Beamr powers efficient video workflows across high-growth markets, such as media and entertainment, user-generated content, machine learning, and autonomous vehicles. In June 2025, the Company launched a GPU-Accelerated video compression solution for autonomous vehicles.

The Company’s ordinary shares, par value NIS 0.05 per share (the “Ordinary Shares”), began trading on the Nasdaq Capital Market (the “Nasdaq”) under the ticker symbol “BMR” on February 28, 2023 in connection with its initial public offering transaction (“U.S. IPO”).

Foreign operations

1.	Beamr Inc.

In 2012, the Company incorporated a wholly-owned U.S. subsidiary, Beamr Inc. (“Beamr Inc.”), for the purpose of reselling the Company’s software and products in the U.S. and Canadian markets.

2.	Beamr Imaging RU LLC

In 2016, the Company incorporated a wholly-owned Russian limited partnership, Beamr Imaging RU LLC (“Beamr Imaging RU”), for the purpose of conducting research and development services to the Company.

The Company and its subsidiaries, Beamr Inc. and Beamr Imaging RU, are collectively referred to as the “Group”.

B.	Liquidity and capital resources

The Company has devoted substantially all of its efforts to research and development, the commercialization of its software and products and raising capital for such purposes. The development and further commercialization of the Company’s software and products are expected to require substantial further expenditures. To date, the Company has not yet generated sufficient revenues from operations to support its activities, and therefore it is dependent upon external sources for financing its operations. During the period of six months ended June 30, 2026, the Company had net losses of $4,404. As of June 30, 2026, the Company had an accumulated deficit of $45,448. In addition, as of June 30, 2026, the Company has positive working capital of $7,135.

Management plans to finance its operations through sales of the Company’s equity securities and through revenues generated from the sales of its software products. In addition, the Company is continuing to collaborate with a strategic partner in development of the Company’s next generation solutions of video optimization technology, which, upon completion, would potentially allow the Company to access new customers and new markets.

Management has considered the significance of such conditions in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that it has sufficient cash to fund its planned operations for at least the next 12 months.

C.	The impact of the Russian Invasion of Ukraine

On February 24, 2022, Russia invaded Ukraine. The Company has an operation in Russia through its wholly-owned subsidiary, Beamr Imaging RU. The Company undertakes a portion of its software development in Russia using personnel located there. While some of the Company’s developers are located in Russia, its research and development leadership are all located in Israel. The Company has no manufacturing operations and does not sell any products in Russia. The Company constantly evaluates its activities in Russia and currently believes there was no significant impact on its activities. As of the approval date of these financial statements, the number of employees located in Russia has decreased as a result of employee relocations to other Company locations and normal workforce changes, and the Company continues to believe there has been no significant impact on its business or operations.

D.	The impact of launched Operation “Lion’s Roar”

On February 28, 2026, the state of Israel launched Operation “Lion’s Roar,” which involved a joint Israeli-U.S. attack against government and military targets in Iran. In response, Iran fired missiles and drones at Israel and other countries in the region. Following such developments, the terrorist organization Hezbollah opened fire on the State of Israel, which in response expanded the front lines of combat along its northern border. On April 8, 2026, a temporary ceasefire was established between the United States and Iran, and the parties began negotiations to formulate a permanent agreement. Subsequently, on April 13, 2026, a ceasefire was also declared on the northern border, and the State of Israel began negotiations with the State of Lebanon. Although the United States and Iran have announced ceasefire and de-escalation arrangements from time to time, including a memorandum of understanding entered into on June 17, 2026 that contemplates the termination of military operations on multiple fronts, hostilities have resumed and may continue or escalate. As of the date of these interim financial statements, conflict continues in parts of the region and management regularly monitors developments and acts in accordance with the guidelines of the various authorities. As of the approval date of these interim financial statements, the Company believes there is no significant impact on its activities.